Income Taxes - Reconciliation of Estimated Income Tax to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Major components of tax expense (income) [abstract]
Profit before income taxes	$ 163,596	$ 164,509	$ 164,540
Income tax expense at tax rates applicable to individual entities	47,599	51,524	50,954
Effect of:
Items not deductible for tax	(4,073)	1,412	358
Exempt income	(10,406)	(20,092)	(20,557)
losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	245	279	2,183
Recognition of unutilized tax benefits / Unrecognized losses utilized	(14)	(1,745)	(56)
Temporary difference that will reverse during tax holiday period			2,828
Change in tax rate and law	107	(841)	(160)
Reversal of deferred tax liability on intangibles	(9,470)
State taxes	259	395	345
Employment related tax incentive	(1,389)	(2,239)	(2,123)
Others, net	590	(1,492)	(1,333)
Income tax expense	$ 23,448	$ 27,201	$ 32,439